Segment information (FY)- Segment Reporting Information, Revenue by Major Customers (Details) - Customer concentration risk - Revenues	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anthem
Revenue, Major Customer [Line Items]
Concentration risk, percentage	19.00%	19.00%	17.00%	16.00%	14.00%
Department of Defense (DoD)
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.00%	12.00%	12.00%	13.00%	12.00%